Risk management - Offsetting derivatives (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Net financial assets subject to offsetting set off in statement of financial position
Gross amounts of financial assets set off in the statement of financial position	€ 197	€ 235
Net amount of financial assets presented in the statement of financial position	197	235
Net financial assets subject to offsetting not set off in statement of financial position
Financial instruments assets	135	153
Cash collateral received	38	73
Net amount not set off in statement of financial position	24	9
Net financial liabilities subject to offsetting set off in statement of financial position
Gross amounts of financial liabilities set off in the statement of financial position	(268)	(236)
Net amount of financial liabilities presented in the statement of financial position	(268)	(236)
Net financial liabilities subject to offsetting not set off in statement of financial position
Financial instruments liabilities	(145)	(128)
Cash collateral pledged	(100)	(96)
Net amount not set off in statement of financial position	(23)	(12)
Net financial asset (liabilities) subject to offsetting set off in statement of financial position
Net gross amounts of financial assets (liabilities) set off in the statement of financial position	(71)	(1)
Total net gross amounts of financial assets (liabilities) set off in the statement of financial position	(71)	(1)
Net financial assets (liabilities) subject to offsetting not set off in statement of financial position
Net financial instruments assets (liabilities)	(10)	25
Net cash collateral received (pledged)	(62)	(23)
Total net amount not set off in statement of financial position	€ 1	€ (3)